TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
TRADE PAYABLES
Schedule of trade payables

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Within 60 days	30,711	36,337